Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes
Schedule of components of provision for income taxes

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Income tax benefit	78,018	—	41,305
	78,018	—	41,305

Schedule of components of the Group's deferred tax assets

	As of 31 December
	2025	2024
	USD	USD
As of 1 January	5,288,913	9,468,808
Income tax benefit	78,018	—
Expiration	-	(563,709)
Reversal	(233,084)	—
Foreign currency adjustments	352,957	(3,616,186)
As of 31 December	5,486,804	5,288,913